STOCK BASED COMPENSATION - Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
STOCK BASED COMPENSATION
Options granted (in shares)	2,969,945	995,633
Stock-based compensation expense	$ 6,171	$ 272
Options outstanding (in shares)	4,079,888	1,202,979
Weighted-average fair value of options granted (in dollars per share)	$ 5.68	$ 1.54
Unrecognized stock-based compensation balance for unvested options	$ 12,500	$ 1,300
Unrecognized stock-based compensation balance for unvested options expected to be recognized (in years)	1 year 8 months 12 days	2 years 1 month 6 days
Total fair value of options vested	$ 3,500	$ 40